Schedule of investments
Delaware Tax–Free New Jersey Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.71%
Corporate Revenue Bond — 2.43%
New Jersey Tobacco Settlement Financing
(Subordinate) Series B 5.00% 6/1/46	500,000	$ 502,095
		502,095
Education Revenue Bonds — 12.06%
Camden County Improvement Authority Revenue
(Camden Prep High School Project) 144A 5.00% 7/15/62 #	400,000	393,736
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	250,000	265,917
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	500,000	507,690
Series D 5.00% 7/1/36	500,000	516,480
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	750,000	810,210
		2,494,033
Electric Revenue Bonds — 2.19%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	322,875
Series A 6.75% 7/1/36 ‡	180,000	130,725
		453,600
Healthcare Revenue Bonds — 5.08%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) Series A 5.00% 7/1/35	750,000	808,035
(Valley Health System Obligated Group) 4.00% 7/1/44	250,000	243,203
		1,051,238
Lease Revenue Bonds — 23.11%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,107,250
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,040,370
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	522,820
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Schedule of investments
Delaware Tax–Free New Jersey Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority
(Social Bonds) Series QQQ 4.00% 6/15/50	350,000	$ 325,420
(Transit Transportation Project) Series A 4.00% 11/1/44	700,000	679,833
New Jersey State Transportation Trust Fund Authority Revenue
Series BB 4.00% 6/15/50	500,000	464,885
(Capital Appreciation-Transportation System) Series A 2.48% 12/15/37 ^	470,000	250,975
(Transportation Program) Series BB 4.00% 6/15/50	250,000	231,400
New Jersey Transportation Trust Fund Authority
Series A 1.499% 12/15/38 (BAM) ^	295,000	156,087
		4,779,040
Local General Obligation Bonds — 13.20%
Belleville Board of Education
4.00% 9/1/37 (BAM)	500,000	504,765
County of Hudson, New Jersey
(Energy Savings Obligation) 4.00% 6/15/38	500,000	507,960
Ewing Township Board of Education
4.00% 7/15/36	500,000	512,185
Livingston Township School District
5.00% 7/15/37	750,000	783,967
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	420,441
		2,729,318
Pre-Refunded Bond — 1.98%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39-24 §	400,000	408,448
		408,448
Resource Recovery Revenue Bond — 0.79%
Union County Improvement Authority Solid Waste Disposal Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	164,183
		164,183
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 26.40%
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	$ 486,497
Camden County Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	750,000	771,457
Commonwealth of Puerto Rico
(Restructured) 6.014% 11/1/51 •	822,179	277,485
(Subordinate) Series C 3.357% 11/1/43 •	1,205,131	525,739
Essex County Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,138,910
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	926,208	768,753
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.098% 7/1/46 ^	660,000	173,309
Series A-1 5.405% 7/1/51 ^	775,000	150,831
(Restructured)
Series A-1 4.75% 7/1/53	900,000	825,480
Series A-1 5.00% 7/1/58	360,000	339,901
		5,458,362
State General Obligation Bond — 1.36%
New Jersey State
(Covid-19 General Obligation) Series A 4.00% 6/1/32	250,000	280,050
		280,050
Transportation Revenue Bonds — 8.11%
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	532,470
Series E 5.00% 1/1/45	500,000	510,015
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	425,000	434,864
Series B 5.00% 1/1/42 (AMT)	195,000	199,530
		1,676,879
Total Municipal Bonds (cost $20,235,796)		19,997,246
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Schedule of investments
Delaware Tax–Free New Jersey Fund   (Unaudited)
	Principal amount	Value (US $)
Short-Term Investments — 1.26%
Variable Rate Demand Note — 1.26%¤
New Jersey Health Care Facilities Financing Authority Revenue
Series A 3.00% 7/1/51	350,000	$ 260,785
Total Short-Term Investments (cost $259,691)		260,785
Total Value of Securities—97.97% (cost $20,495,487)		20,258,031

Receivables and Other Assets Net of Liabilities—2.03%		420,359
Net Assets Applicable to 1,822,613 Shares Outstanding—100.00%		$20,678,390
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $557,919, which represents 2.70% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
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(Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
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